Acquisitions and Dispositions - Additional Information (Detail) (USD $)		1 Months Ended		1 Months Ended	6 Months Ended				1 Months Ended
	Jun. 30, 2013	Jun. 10, 2013 Management Internalization [Member]	Jun. 30, 2013 Management Internalization [Member]	Jun. 11, 2013 Alaska Joint Venture Acquisition [Member] Property	Jun. 30, 2013 Alaska Joint Venture Acquisition [Member]	Jun. 11, 2013 Alaska Joint Venture Acquisition [Member] Operating Partnership [Member]	Apr. 30, 2013 Subsequent Events [Member] Alaska Joint Venture Acquisition [Member]	Jun. 10, 2013 Series D Convertible Units [Member] Operating Partnership [Member]	Jun. 10, 2013 Series D Convertible Units [Member] Management Internalization [Member]	Jun. 10, 2013 Series E Convertible Units [Member] Management Internalization [Member]	Jun. 10, 2013 Series D Units [Member] Management Internalization [Member]	Jun. 10, 2013 Series E Units [Member] Management Internalization [Member]	Jun. 10, 2013 Vehicles [Member] Management Internalization [Member] Minimum [Member]	Jun. 10, 2013 Vehicles [Member] Management Internalization [Member] Maximum [Member]
Acquisitions And Dispositions [Line Items]
Acquired of membership interests		100.00%		100.00%
Issuance of units									4,375,000	4,375,000
Company's right to receive promoted interests in future outside investment													20.00%	100.00%
Acquisition and renovation fee in percent		5.00%
Monthly maintenance fee		$ 100,000
Fair value of units											65,188,000	64,881,000
Goodwill from acquisition	120,655,000	120,655,000	120,655,000
Estimated net monetary assets		6,979,000					12,995,000
Estimated cash and cash equivalents		8,982,000					22,989,000
Acquisition date					Jun. 11, 2013
Fair value of acquired assets			130,069,000	904,487,000	904,487,000
Issuance of common shares				43,609,394
Issuance of Operating Partnership units						12,395,965		4,375,000
Number of single-family properties in acquired				4,778
Net cash flows produced by Joint Venture				$ 1,896,000	$ 1,896,000
Percentage of property leased as of acquisition date				75.00%